Operating Expenses and Cost of Sales - Summary of Operating Expenses and Cost of Sale (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating expenses and cost of sale [line Items]
Cost of sales	R$ 4,033,454	R$ 3,782,843	R$ 2,911,077
Selling, marketing and logistics expenses	6,395,586	5,828,713	3,965,019
Administrative, R&D, IT and Project expenses	2,405,576	2,251,341	1,535,945
Total	R$ 12,834,616	R$ 11,862,897	R$ 8,412,041